Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 6,417	$ 3,338	$ 8,902
Marketable securities	18,322	14,509	24,852
Restricted cash			483
Interest receivable	65	61	169
Contract receivables	69	177	509
Prepaid expenses and other current assets	824	519	400
Total current assets	25,697	18,604	35,315
Restricted cash	205	205
Property and equipment, net	256	427	447
Intangible and other assets	2,120	111	222
Total assets	28,278	19,347	35,984
Current liabilities:
Accounts payable	2,503	266	1,174
Accrued compensation	402	832	737
Deferred revenue, short-term		5,630	15,694
Deferred rent, short-term	89	53	195
Accrued research and clinical liabilities	790	1,079	1,034
Other accrued liabilities	255	248	360
Total current liabilities	4,039	8,108	19,194
Deferred revenue, long-term			3,913
Deferred rent, long-term	93	163
Notes payable	4,815
Convertible preferred stock warrant liabilities	584	117	69
Other liabilities, long-term	198	126	33
Total liabilities	9,729	8,514	23,209
Commitments and contingencies (Note 8)
Convertible preferred stock, $0.001 par value: 39,108,536 shares authorized at December 31, 2010 and 2011, and 60,152,555 shares authorized at September 30, 2012; 10,657,030 shares issued and outstanding at December 31, 2010 and 2011, and 12,329,330 shares issued and outstanding at September 30, 2012; no shares authorized, issued and outstanding at September 30, 2012 pro forma (unaudited); aggregate liquidation preference of $85,262 at December 31, 2011 and $105,512 at September 30, 2012	102,023	83,178	83,178
Stockholders' deficit:
Common stock, $0.001 par value: 60,000,000 shares authorized at December 31, 2010 and 2011, and 80,000,000 shares authorized at September 30, 2012 (unaudited); 1,856,765, 1,986,431 and 2,167,041 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012 (unaudited), respectively; 47,500,000 shares authorized and 14,497,501 shares issued and outstanding at September 30, 2012 pro forma (unaudited)	2	2	2
Additional paid-in capital	3,083	2,412	2,124
Accumulated other comprehensive income (loss)	11	(1)	(3)
Accumulated deficit	(86,570)	(74,758)	(72,526)
Total stockholders' (deficit) equity	(83,474)	(72,345)	(70,403)
Total liabilities, convertible preferred stock and stockholders' (deficit) equity	28,278	19,347	35,984
Pro Forma
Current liabilities:
Commitments and contingencies (Note 8)
Stockholders' deficit:
Common stock, $0.001 par value: 60,000,000 shares authorized at December 31, 2010 and 2011, and 80,000,000 shares authorized at September 30, 2012 (unaudited); 1,856,765, 1,986,431 and 2,167,041 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012 (unaudited), respectively; 47,500,000 shares authorized and 14,497,501 shares issued and outstanding at September 30, 2012 pro forma (unaudited)	14
Additional paid-in capital	105,678
Accumulated other comprehensive income (loss)	11
Accumulated deficit	(86,570)
Total stockholders' (deficit) equity	$ 19,133